UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
                            ----

Post Effective Amendment No. 27
                             ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT TO COMPANY ACT OF 1940

Amendment No. 29
              ---


                             THE CHAPMAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                        401 East Pratt Street, Suite 2800
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (800) 752-1013 copy to:

                        Nathan A. Chapman, Jr., President
                             The Chapman Funds, Inc.
                        401 East Pratt Street, Suite 2800
                            Baltimore, Maryland 21202

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on [  ] pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a) (1)
     [ ] on [date] pursuant to paragraph (a) (1)
     [ ] 75 days after filing pursuant to paragraph (a) (2)
     [ ] on [date] pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously registered an indefinite number of securities under the Securities Act of 1933, as amended, pursuant to Section (a) (1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 2001 was filed with Securities and Exchange Commission on January 26, 2002.

                                [GRAPHIC OMITTED]




                                  March 1, 2002

                       THE CHAPMAN US TREASURY MONEY FUND
                 THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND



         The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund are both series of The Chapman Funds, Inc. Both funds are money market funds that seek to earn as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.



         The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    CONTENTS




THE FUNDS-AN OVERVIEW.........................................................       3
  Investment Objectives and Principal Investment Strategies...................       3
  Principal Risks.............................................................       3
  Past Performance............................................................       4
  Fund Expenses...............................................................       5
YOUR ACCOUNT..................................................................       6
  Purchasing Shares...........................................................       6
  Redeeming Shares............................................................       8
  How and When Shares Are Priced..............................................       8
  How Your Purchase or Redemption
  Price is Determined.........................................................       8
  How You Can Receive Proceeds from a Redemption..............................       8
DISTRIBUTIONS AND TAXES.......................................................       9
  Dividends and Other Distributions...........................................       9
  Tax Information.............................................................       9
MANAGEMENT....................................................................      10
  The Investment Adviser......................................................      10
  The Management Fee..........................................................      10
INVESTMENT PROGRAM............................................................      10
  Types of Portfolio Securities...............................................      10
  Other Investment Limitations................................................      11
FINANCIAL HIGHLIGHTS..........................................................      12


THE FUNDS-AN OVERVIEW

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

         Both the Chapman US Treasury Money Fund and Institutional Cash Management Fund seek to maximize the preservation of capital, liquidity and, consistent with these goals, the highest possible current income. A secondary goal for each fund is maintaining a stable share price. The strategy of each fund is to invest only in securities with maturities of thirteen months or less. Each fund will seek an average portfolio maturity of less than sixty days. Within these limits, the funds consider interest rate trends to determine their average portfolio maturity. Specifically, the funds seek to shorten their average maturity if the investment adviser expects an increase in interest rates and vice versa.

         THE CHAPMAN US TREASURY MONEY FUND will invest solely in US Treasury securities and repurchase agreements collateralized fully by such securities.

         THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND will invest in a diversified portfolio of high quality, domestic government, bank and commercial money market instruments. During fiscal year 1991, The Chapman Institutional Cash Management Fund liquidated its portfolio and distributed the proceeds to its stockholders. The fund has not experienced any activity, including subscriptions for the purchase of shares, since that time. However, because the fund is still authorized to sell shares to investors meeting the requirements set forth in this prospectus, information about the fund is presented throughout this prospectus where such information is appropriate.

PRINCIPAL RISKS

         As with any fixed income mutual fund, the value of your investment may fluctuate in response to price movements in the bond market. Therefore, you may lose money. INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. The principal sources of risk for the funds are as follows:

         THE CHAPMAN US TREASURY MONEY FUND invests only in securities backed by the federal government (or repurchase agreements collateralized by such securities) so it is primarily susceptible to market or interest rate risk. MARKET OR INTEREST RATE RISK is the chance of the decline in bond prices that usually accompanies a rise in interest rates. Longer maturity bonds typically suffer greater declines than those with shorter maturities.

         THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND can invest in both federal government backed and non-federal government backed securities so it is susceptible to both market or interest rate risk and CREDIT RISK. Credit Risk is the chance that a portfolio security could have its credit rating downgraded (due to such factors as changes in the issuer's financial situation, economic forecasts, stock market conditions, and overall market psychology) or that a bond issuer will default (the failure of an issuer to make timely payments of interest or principal), potentially reducing the fund's income level and share price. The Chapman Institutional Cash Management Fund will seek to minimize its credit risk by investing at least 95% of its assets in investments rated in the highest short-term category.

         Both funds are managed to maintain a constant $1.00 share price. However, price stability is not guaranteed, and there is no assurance that the funds will avoid principal loss if interest rates rise sharply in an unusually short period. In addition, a fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This should be an advantage when interest rates are rising but not when interest rates are falling.

PAST PERFORMANCE

         The bar chart below, which shows the performance of The Chapman US Treasury Money Fund for each of the last ten calendar years, indicates risk by illustrating how much returns can differ from one year to the next. No performance information is presented for The Chapman Institutional Cash Management Fund as the fund has been inactive since 1991.

                              TOTAL ANNUAL RETURNS
                      CHAPMAN US TREASURY MONEY MARKET FUND

                                   1992    3.01%
                                   1993    2.41%
                                   1994    3.41%
                                   1995    5.18%
                                   1996    4.65%
                                   1997    4.85%
                                   1998    4.77%
                                   1999    4.32%
                                   2000    5.65%
                                   2001    3.33%


         The fund can experience short-term and long-term performance swings, as shown in the following chart by the best and worst calendar quarter returns during the years depicted in the chart. Of course, the fund's past performance is no guarantee of its future returns.

                                           QUARTER         TOTAL RETURN
                                           -------         ------------
                                            ENDED
                                            -----

            Best Quarter...........        09/30/00           1.47%
            Worst Quarter..........        12/31/01           0.39%

         The table shows The Chapman US Treasury Money Fund's average annual total returns for the 1, 5 and ten year periods ending December 31, 2001, as compared to those of the iMoneyNet, Inc. U.S. Treasury & Repo Average.

                          AVERAGE ANNUAL TOTAL RETURNS



                                                                                    PERIODS ENDED
                                                                                  DECEMBER 31, 2001
                                                                                  -----------------

                                                                           1 YEAR     5 YEAR      10 YEAR
                                                                           ------     ------      -------
            Chapman US Treasury Money Fund........................          3.33       4.53         4.06
            iMoney Net, Inc. U.S. Treasury & Repo Average  .......          3.65       4.64         4.20



-----------

         These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any. The fund's $1.00 share price is not guaranteed.

         The fund's 7-day yield for The Chapman US Treasury Money Fund for the period ended January 31, 2002 was 1.23%. To obtain the current 7-day yield for the fund, please contact the fund directly by calling (800) 752-1013.

FUND EXPENSES

         The following table describes the fees and expenses you may pay if you buy and hold shares of one of the funds. The expenses shown and fees set forth in the table are for the fiscal year ended October 31, 2001.

                         ANNUAL FUND OPERATING EXPENSES



                                                                  THE CHAPMAN         THE CHAPMAN
                                                                  US TREASURY        INSTITUTIONAL CASH
                                                                  MONEY FUND*         MANAGEMENT FUND**
                                                                  -----------         -----------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees............................................          .50%                   .50%
Other Expenses.............................................          .26%                   .26%
Total Annual Fund Operating Expenses.......................          .76%                   .76%
Expense reimbursement***...................................         (.23)%                 (.23)%
Net expenses...............................................          .53%                   .53%



-----------
  * The Chapman US Treasury Money Fund expenses and fees set forth in the table are for the fiscal year ended October 31, 2001 and are expressed as a percentage of fiscal year 2001 average daily assets.

 ** The Chapman Institutional Cash Management Fund expenses and fees are estimated as there was no activity for the fiscal year ended October 31, 2001.

*** Chapman Capital Management has contractually agreed to limit annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .53% of average daily net assets until December 31, 2012. However, CCM's obligation is limited to the total of its advisory and administration fees.

EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods. If the investment were redeemed at the end of each period, the amounts set forth below would not change.



                                                                THE CHAPMAN               THE CHAPMAN
                                                                US TREASURY            INSTITUTIONAL CASH
                                                                 MONEY FUND               MANAGEMENT FUND
                                                                 ----------               ---------------
       1 Year*..........................................            $  54                     $  54
       3 Years*.........................................              170                       170
       5 Years*.........................................              296                       296
       10 Years*........................................              665                       665




* CCM, the fund's investment adviser, has contractually agreed to limit the total annual operating expenses of each fund to .53% of average daily net assets until at least December 31, 2012.


                                  YOUR ACCOUNT

PURCHASING SHARES

         You may purchase shares of either fund by mail or by telephone and bank wire. Individuals may not purchase shares from either fund. Each fund requires a minimum initial investment of $1,000,000. There is no minimum for subsequent purchases.

         In addition, if The Chapman Funds, Inc. re-opens The Chapman Institutional Cash Management Fund for investment, you may also purchase shares by exchanging shares of one fund for shares in the other fund if the exchange is to an existing account and both accounts are registered in the same name. Exchanges are also subject to the $1,000,000 minimum initial investment.

         The following presents some procedures you should know about when investing in the funds.

BY MAIL

         To make an initial investment, send the fund's application and your check to:

                  The Chapman Funds, Inc.
                  World Trade Center-Baltimore
                  28th Floor
                  401 E. Pratt Street
                  Baltimore, MD 21202

         Please make your check payable to The Chapman Funds, Inc.

BY WIRE

         To make a same day wire investment, call (800) 752-1013 by 12 noon (Eastern Time).

         The following information will be required to open an account:

              o   Name and address for account registration

              o   Tax identification number

              o   Amount of wire transfer

              o   Name of bank

         Call your bank with instructions to transmit funds to:

                  United Missouri Bank, KC
                  ABA# 101000695
                  Trust Department A/C# 9800006823
                  FFC: The Chapman US Treasury Money Fund
                  A/C# 740390000
                  Account name:
                  Account number:

         Your bank may charge a wire fee.



BY EXCHANGE

         To request an exchange of shares of one fund into shares of another fund, call (800) 752-1013 or send a written request to:

                  The Chapman Funds, Inc.
                  World Trade Center-Baltimore
                  28th Floor
                  401 E. Pratt Street
                  Baltimore, MD 21202

         Note: An exchange must be made by mail if a new account must be opened or the accounts are not identically registered.

         This option will only be available if The Chapman Funds, Inc. re-opens The Chapman Institutional Cash Management Fund for investment.

         IMPORTANT INFORMATION ABOUT EXCHANGE PRIVILEGES:

         o If you exchange shares of one fund for shares of the other fund by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged.

         o A fund may change or cancel exchange policies at any time, upon 60 days advance notice to stockholders.

         o An exchange of shares is treated like a sale of those shares; therefore, you may realize capital gain or loss for federal income tax purposes when shares are exchanged.

         o Exchanges will be required to meet the minimum initial investment requirement of each fund.

REDEEMING SHARES

         You may redeem your shares at any time by mail, or by telephone and wiring instructions (which must include your name and account number).

HOW AND WHEN SHARES ARE PRICED

         The share price (also called "net asset value" or NAV) for a fund is calculated at 4 p.m. (Eastern Time) each day The New York Stock Exchange is open for business. To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Income and expenses (including advisory and administration fees) are accrued daily and taken into account in computing net asset value.

         In calculating the NAV, we value the fund's portfolio using the amortized cost valuation method which is described in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the portfolio will value its securities at the market prices; or fair value prices may be determined using methods approved by the Board of Directors.

HOW YOUR PURCHASE, OR REDEMPTION, OR EXCHANGE PRICE IS DETERMINED

         If we receive your request to purchase, redeem or exchange shares in a fund in the correct form by 4 p.m. (Eastern Standard Time), your transaction will be priced at that day's NAV. If we receive your request after 4 p.m. (Eastern Standard Time), your transactions will be priced at the next business day's NAV.

         Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if The New York Stock Exchange closes at a time other than 4 p.m.

HOW YOU CAN RECEIVE PROCEEDS FROM A REDEMPTION

         If we receive your request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to you by mail or by wire transfer

         o EXCEPTION: Under certain circumstances and when deemed to be in each fund's best interests, we may delay sending you your proceeds for up to seven days after we receive your sale or exchange request.


         If you redeem shares that you just purchased and paid for by check, we will process your redemption request but will generally delay sending you the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

         We will also wire redemption proceeds to your broker's bank account for credit to you if you designate the broker's bank account for receipt of such proceeds on your account application or if you notify us prior to the time you would like to institute this privilege.

                             DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

         Dividend distributions are reinvested in additional fund shares in your account unless you select another option on your application. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends on a rising number of shares.

         o The funds declare dividends daily to stockholders of record as of 12 noon (Eastern Standard Time) on that day. The funds will also credit you with a dividend on the business day on which a purchase order for the shares is effective, provided that you notify us of your intention to invest by 12 noon (Eastern Standard Time) and we receive a wire payment by 4 p.m. (Eastern Standard Time).

         o    Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

         You need to be aware of the possible tax consequences when:

         o You redeem fund shares, including an exchange from one fund to another

         o    The fund makes a distribution to your account.

         TAXES ON SALES (REDEMPTIONS)

         When you sell or redeem shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

         After the end of its tax year, the fund will send you Form 1099-B indicating the date and amount of each sale made in the fund during the prior year. The fund will also report this information to the IRS.

         TAXES ON DISTRIBUTIONS

         Distributions are taxable whether reinvested in additional shares or received in cash. Dividends from capital gains, if any, may be taxed at preferential capital gains tax rates. Dividends from other sources are generally taxable at ordinary income tax rates. After the end of the calendar year, the fund will send you Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. The fund will also report this information to the IRS. Distributions made by a fund are generally taxable to you for the year in which they were paid. Certain dividends paid in January, however, may be taxable as if they had been paid in the previous December.

                                   MANAGEMENT

THE INVESTMENT ADVISER

ALL DECISIONS REGARDING THE PURCHASE AND SALE OF A FUND'S INVESTMENTS ARE MADE BY CHAPMAN CAPITAL MANAGEMENT, INC.

         Chapman Capital Management, Inc. ("CCM") serves as the Fund's investment adviser under an advisory and administrative services agreement with each fund. CCM was established in 1988 and is located at the World Trade Center-"altimore, 28th Floor, 401 East Pratt Street, Baltimore, Maryland 21202.

         CCM has been an investment advisor since 1988. CCM served as the investment advisor of DEM, Inc., a closed-end company that invested in DEM securities from 1995 until its dissolution in 1998, and currently serves as the investment advisor for the DEM Index Fund, the DEM Multi-Manager Equity Fund, the DEM Multi-Manager Bond Fund, The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund. The DEM Index Fund, the DEM Multi-Manager Equity Fund, the DEM Multi-Manager Bond Fund and The Chapman Institutional Cash Management Fund are not currently active. In addition, CCM serves as portfolio manager to a private fund and private accounts. As of February 28, 2002, CCM had approximately $296 million in assets under management.

         CCM provides investment advice to the funds and, in general, conducts the management and investment programs of the funds in accordance with each fund's investment objectives, policies and restrictions.

PORTFOLIO MANAGEMENT

         Nathan A. Chapman, Jr., who has been the president, chief executive officer and chairman of the board of directors of CCM since 1988, is primarily responsible for the management of the fund's assets.

         Mr. Chapman has served as president, chief executive officer and chairman of the board of directors of The Chapman Funds, Inc. since its organization in 1988. In addition, Mr. Chapman founded The Chapman Co., which serves as the fund's distributor, in 1987 and has been its president, chief executive officer and chairman of the board of directors since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. Because Mr. Chapman is the chief executive officer of a brokerage and investment banking firm, he does not devote his full time to the management of the fund's portfolio.

THE MANAGEMENT FEE

         Each fund pays CCM an annual advisory fee of .5% of the fund's average daily net assets and an administration fee of .1% of the fund's average daily net assets. Both fees are calculated daily and paid monthly.

LEGAL PROCEEDINGS

         eChapman, Inc., the indirect parent of each of CCM and The Chapman Co. was advised in late November 2001 that the SEC has entered an order of a formal, non-public investigation relating to its initial public offering and certain sales and record-keeping practices of The Chapman Co. We cannot predict the outcome of this investigation.

         We have received a letter dated January 30, 2002, from the SEC in which the SEC outlines certain deficiencies and alleged violations in connection with its audit of us and CCM. CCM and we are in the process of responding to such letter. We cannot predict the outcome of this matter.

                               INVESTMENT PROGRAM

         This section takes a detailed look at some of the types of securities the funds may hold in their portfolios and the various kinds of investment practices that may be used in day-to-day portfolio management. Each fund's investment program is subject to further restrictions and risks described in the statement of additional information.

TYPES OF PORTFOLIO SECURITIES

         Both funds maintain an average maturity of 90 days or less and do not invest in securities with maturities of more than 13 months. The following describes the principal types of portfolio securities and investment management practices of the funds.

         THE CHAPMAN US TREASURY MONEY FUND

         The Chapman US Treasury Money Fund only invests in US Treasury securities and repurchase agreements collateralized by US Treasury securities.

         THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND

         The Chapman Institutional Cash Management Fund may invest exclusively in U.S. dollar-denominated money market securities, including those issued by:

         o   the US government and its agencies and instrumentalities

         o   US banks and US branches of foreign banks

         o   corporate issuers

         The fund may also enter into repurchase agreements with primary dealers in US government securities or with US banks with total assets of at least $1 billion.

         The fund may not invest more than 5% of its total assets in securities rated in the second-highest short-term category (or unrated equivalents). The rest of the fund's investments must consist of securities rated in the highest short-term category.

         The fund may not invest more than 25% of its total assets in obligations of U.S. branches of foreign banks.

OTHER INVESTMENT LIMITATIONS

         The following paragraphs describe additional investment policies and limitations to which the funds adhere.

         In general, neither fund will:

         o    Issue senior securities

         o    Borrow money

         o    Pledge or mortgage its assets

         o    Lend money or securities

         o    Invest more than 10% of its net assets in illiquid securities

EXCEPTIONS: The funds may borrow money from banks for temporary purposes in amounts up to 25% of their total assets. In addition, The Chapman Institutional Cash Management Fund may enter into reverse repurchase agreements in accordance with its investment policies for temporary purposes, provided that the fund's combined bank borrowings and reverse repurchase agreements do not exceed 25% of the value of its total assets.

         The policies and limitations described in this section under the heading "INVESTMENT PROGRAM" are designated as fundamental policies which may not be changed without stockholder approval.

         The funds also follow certain investment policies that can be changed without stockholder approval. However, significant changes are discussed with stockholders in fund reports. Each fund adheres to applicable investment restrictions and policies at the time it makes an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

FINANCIAL HIGHLIGHTS

         The table below is intended to help you understand The Chapman US Treasury Money Fund's performance for the past five years. Certain information reflects financial results for a single fund share. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.




                                                                                 FOR THE YEARS ENDED OCTOBER 31,
                                                                 -------------------------------------------------------------
                                                                   2001          2000         1999         1998          1997
                                                                 -------------------------------------------------------------

      PER SHARE OPERATING PERFORMANCE:
      Net asset value, beginning of year .................       $1.0000       $1.0000      $1.0000      $1.0000       $1.0000
                                                                 -------------------------------------------------------------

      PER SHARE INCOME FROM INVESTMENT
      OPERATIONS:
      Net investment income ..............................        0.0404        0.0536       0.0415       0.0477        0.0470
                                                                 -------------------------------------------------------------

           Total from investment operations ..............        0.0404        0.0536       0.0415       0.0477        0.0470
                                                                 -------------------------------------------------------------

      PER SHARE DISTRIBUTIONS:
      From net investment income .........................       (0.0404)      (0.0536)     (0.0415)     (0.0477)      (0.0470)
                                                                 -------------------------------------------------------------


           Total distributions ...........................       (0.0404)      (0.0536)     (0.0415)     (0.0477)      (0.0470)
                                                                 -------------------------------------------------------------


      Net asset value per share, end of year .............       $1.0000       $1.0000      $1.0000      $1.0000       $1.0000
                                                                 =============================================================



      TOTAL RETURN(1).....................................        4.12%          5.50%        4.24%        4.88%         4.80%

      RATIOS / SUPPLEMENTAL DATA:
      Ratios to Average Net Assets:
           Expenses (2)...................................        0.53%          0.57%        0.65%        0.65%         0.67%
           Expenses (prior to limitation)(2)..............        0.76%          0.87%        0.80%        0.94%         0.93%
           Net investment income .........................        3.94%          5.45%        4.18%        4.75%         4.72%
      Supplemental Data:
           Net Assets, end of year (in thousands) ........     $111,726        $72,251     $116,041      $76,479       $60,210




-------------------------
      (1) The total per share returns in the table represent the return that an investor would have earned on an investment in one share of the Fund (assuming investment in the Fund the first day of the fiscal year and reinvestment of all distributions).
      (2) CCM, has contractually agreed to limit annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .53% of average daily net assets until December 31, 2010. However, CCM's obligation is limited to the total of its advisory and administration fees.

                       THE CHAPMAN US TREASURY MONEY FUND
                 THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND



         A Statement of Additional Information which contains additional information about the funds has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about the funds' investments is available in the annual and semi-annual stockholder reports. To obtain free copies of any of these documents or for stockholder inquiries, call (800) 752-1013.

         Fund reports and a statement of additional information are also available from the Securities and Exchange Commission by sending an electronic request to publicinfo@sec.gov; by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102, (you will be charged a duplicating fee); by visiting the EDGAR database on the SEC's Public Reference Room (call (202) 942-8090 for hours of operation); or by consulting the SEC's web site at www.sec.gov.

                                                         The Chapman Funds, Inc.

                                                    World Trade Center-Baltimore

                                               401 East Pratt Street, 28th Floor

                                                       Baltimore, Maryland 21202

                                                                  (800) 752-1013

                                                          www.chapmancompany.com

                                                      1940 Act File No. 811-5697

                                [GRAPHIC OMITTED]

                       STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2002

                             THE CHAPMAN FUNDS, INC.

                       THE CHAPMAN US TREASURY MONEY FUND
                 THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND

                          WORLD TRADE CENTER-BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                        (410) 625-9656 OR (800) 752-1013

This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Company's prospectus dated March 1, 2002 (the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing the Funds' distributor, The Chapman Co., World Trade Center-Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, or calling (410) 625-9656 or (800) 752-1013.

The financial statements of the Chapman U.S. Treasury Money Fund for the year ended October 31, 2001 and the Report of Ernst & Young LLP, Independent Auditors are set forth in the Chapman U.S. Treasury Money Fund's 2001 Annual Report to stockholders and are incorporated herein by reference. To request a copy of the Chapman U.S. Treasury Money Fund financial statements, at no charge, contact the administrator at Chapman Capital Management, Inc. at (800) 752-1013, or write Chapman Capital Management, Inc., Attn.: Administrator, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

                                    CONTENTS

Fund History.........................................      B- 2
Investment Objectives and Policies...................      B- 2
Investment Program...................................      B- 2
Management...........................................      B- 7
Purchase of Shares...................................      B-14
Exchanges............................................      B-15
Redemption of Shares.................................      B-15
Portfolio Transactions...............................      B-16
Net Asset Value......................................      B-17
Dividends............................................      B-17
Taxes................................................      B-18
Yield................................................      B-18
Capital Stock........................................      B-19
Counsel to the Company...............................      B-19
Independent Auditors.................................      B-20
Financial Statements.................................      B-20

                                  FUND HISTORY

The Chapman Funds, Inc., (the "Company") an open-end investment company registered under The Investment Company Act of 1940, was incorporated under the laws of the state of Maryland on November 22, 1988.

                       INVESTMENT OBJECTIVES AND POLICIES

         The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund (each a "Fund" and collectively the "Funds") are each a series of The Chapman Funds, Inc., (the "Company") an open-end management investment company, known as a "series fund"; the Funds and each other series of the Company are herein referred to as a "Series". Both Funds are considered diversified under the Investment Company Act of 1940 (the "1940 Act").

         The Chapman US Treasury Money Fund invests in US Treasury obligations and repurchase agreements fully collateralized by such obligations.

         The Chapman Institutional Cash Management Fund invests in high quality short-term money market securities, including US Government obligations, bank instruments, commercial paper and repurchase agreements.

         The following information supplements the discussion of the investment policies of the Funds found in the Prospectus. Except for the policies and limitations set forth in the Prospectus under the heading "INVESTMENT PROGRAM", matters described herein are not fundamental and may be changed without shareholder approval. The fundamenal policies set forth in the Prospectus may only be changed with the approval of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the shares represented at a meeting of stockholders at which the holders of 50% or more of the shares are represented.


                               INVESTMENT PROGRAM

INVESTMENTS

         Set forth below is additional information about certain of the investments described in the Funds' prospectus.

         The Chapman Institutional Cash Management Fund will limit its portfolio investments to US dollar-denominated instruments that the Company's Board of Directors determines present minimal credit risk (based on factors in addition to the rating assigned to the security by the rating agency) and which are eligible securities at the time of acquisition. Eligible securities include those rated in one of the two highest rating categories for short-term debt obligations by two nationally recognized statistical rating organizations or, if only one such rating organization has issued a rating, by that rating organization. Eligible securities may also include unrated securities of comparable quality as determined by the Company's Board of Directors.

         At least 95% of the total assets of The Chapman Institutional Management Fund will be invested in eligible securities which are first tier securities (as defined in Rule 2a-7). First tier securities include eligible securities rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations or, if only one such rating organization has issued a rating, by that rating organization. First tier securities may also include unrated securities of comparable quality as determined by the Company's Board of Directors. The Chapman Institutional Cash Management Fund may invest up to 5% of its total assets in eligible securities which are not first tier securities, but not more than the greater of 1% of its total assets or $1,000,000 may be invested in eligible securities of any issuer which are not first tier securities.

         The Chapman Institutional Cash Management Fund will not invest more than 5% of its total assets in securities (other than government securities) issued by a single issuer, although it may do so for up to three business days. The limitations in this paragraph and the preceding one apply to the securities underlying a repurchase agreement, rather than to the counterparty to the repurchase agreement.

         Government Securities are marketable securities which are direct obligations of or are guaranteed by the US Government or its agencies or instrumentalities.

         US Treasury bills, notes and bonds are direct obligations of the US Government. Treasury bills mature in one year or less. Treasury notes mature in one to ten years. Treasury bonds mature after more than ten years. The Funds will invest in Treasury bills, notes and bonds having a maturity or remaining maturity of one year or less.

         Obligations of US Government agencies and instrumentalities are not obligations of the US Government, although in some cases payment of interest and principal on these obligations is guaranteed by the US Government. Examples of these securities include those issued by or guaranteed by the Government National Mortgage Association, the Export-Import Bank, The Federal Farm Credit System, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

         Bank instruments are limited to certificates of deposit, banker's acceptances and fixed time deposits.

         A certificate of deposit is a short-term negotiable certificate issued by a bank, savings bank or savings and loan association against deposited funds which is either interest-bearing or purchased on a discount basis. Certificates of deposit may have variable interest rates which are periodically adjusted prior to maturity based upon a designated market rate.

         A bankers' acceptance is a time draft drawn on a commercial bank usually by a commercial borrower in connection with international commerce. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at face amount at maturity, usually within six months.

         A fixed time deposit is an obligation of a bank, savings bank or savings and loan association which is payable at a stated maturity date and bears a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. The Chapman Institutional Cash Management Fund will not invest more than 10% of its net assets in fixed time deposits having a maturity of more than seven days and other securities which are not readily marketable.

         The Chapman Institutional Cash Management Fund will invest in instruments of US banks, savings banks and savings and loan associations having total assets of at least $1 billion and in dollar-denominated instruments of US branches of foreign banks, if the foreign bank has total assets of at least $1 billion or the equivalent in other currencies.

         Domestic banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose obligations may be purchased by The Chapman Institutional Cash Management Fund are insured by the FDIC (although such insurance may not be of benefit to the Fund, depending upon the nature and principal amount of the obligation of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, US banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

         Obligations of US branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may or may not be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

         Although obligations of savings banks and savings and loan associations and US branches of foreign banks may be higher yielding than obligations of US banks, investment in these obligations may involve greater risk. These risks may include less extensive regulation, supervision and examination of, and limited public availability of information concerning, US branches of foreign banks. Obligations of US branches of foreign banks may be limited obligations of the US branches and may not necessarily be insured by the FDIC.

         There is no limitation on the portion of the assets of The Chapman Institutional Cash Management Fund which may be invested in obligations of US banks. Not more than 5% of its total assets may be invested in obligations of savings banks and savings and loan associations and not more than 25% of its total assets may be invested in obligations of US branches of foreign banks.

         Commercial Instruments are short-term unsecured promissory notes issued by corporations to finance their short-term credit needs, usually sold at a discount with a maturity of less than nine months. The Chapman Institutional Cash Management Fund may invest in commercial instruments which are issued under
Section 4(2) of the Securities Act of 1933 and are restricted as to disposition. The Fund will not invest more than 10% of its net assets in such instruments and other securities which are not readily marketable.

 Commercial Paper Ratings

         Moody's Investors Service, Inc. ("Moody's") describes its two highest commercial paper ratings as follows: "P-1 -the highest grade possessing greater relative strength; P-2-second highest grade possessing less relative strength than the highest grade." Standard & Poor's Corporation ("S&P") describes its two highest commercial paper ratings as follows: "A-1-judged to be the highest investment grade category possessing the highest relative strength; A-2-investment grade category possessing less relative strength than the highest rating."

         If a portfolio security ceases to be a first tier security, as defined in Rule 2a-7 of the 1940 Act, (either because it no longer has the highest rating from the requisite nationally recognized statistical rating organization or the Board of Directors determines that it is no longer of comparable quality to a first tier security), the security will be disposed of unless it matures within five days or unless the Board of Directors determines that other action is in the best interests of the Fund and its shareholders.

         Floating and Variable Rate Obligations include obligations issued by or guaranteed by agencies or instrumentalities of the US Government, certificates of deposit and commercial instruments. The rates on these instruments vary with changes in a specified market rate or index, such as the prime rate, and at specified intervals. Instruments of this type having maturities exceeding 397 days may be purchased and will be treated as having a maturity of less than one year if the conditions of Rule 2a-7 under the 1940 Act are satisfied.

         The Chapman Institutional Cash Management Fund will purchase floating and variable rate obligations of issuers which meet the requirements described previously. Certain floating and variable rate obligations carry a demand feature that would permit the holder to tender them back to the issuer or to a remarketing agent prior to maturity, in most cases upon notice of seven days or less. If the notice period exceeds seven days, the Board of Directors will monitor on an ongoing basis the liquidity of the demand instrument. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub-custodian agreement approved by the Company between that bank and the Fund's custodian.

         Repurchase Agreements involve the acquisition of an underlying US Government obligation, subject to an obligation of the seller to repurchase, and the Fund to resell the instrument at an agreed time and price. The Chapman US Treasury Money Fund will only enter into repurchase agreements collateralized fully by US Treasury securities. The resale price will reflect an agreed upon market rate effective for the period of time the Fund's money will be invested in the security and may not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security (reduced by the transaction costs, including loss of interest, that the Fund reasonably could expect to incur if the seller defaults) will at least be equal to the resale price provided in the repurchase agreement, and, in the case of repurchase agreements exceeding one day, the seller will agree that the value of the underlying security, as similarly reduced, will on each day at least be equal to the resale price provided in the repurchase agreement. Chapman Capital Management, Inc., the Funds' investment adviser, will monitor compliance with this requirement on an on-going basis. Repurchase agreements entered into by the Funds will generally have a term of not more than seven days from purchase, although the underlying securities may have longer terms.

         The Funds will enter into repurchase agreements only with primary dealers in US Government securities or with US banks with total assets of at least $1 billion. The Funds will consider on an ongoing basis the credit worthiness of the institutions with which they enter into repurchase agreements. If the seller under a repurchase agreement fails to repurchase the obligation in accordance with the agreement, the Fund could experience losses that may include possible decline in the value of the underlying security during the period the Fund seeks to enforce its rights, additional expenses, possible loss of income or proceeds of the repurchase, and possible delay in the disposition of the underlying security pending court action. Repurchase agreements are considered to be loans under the 1940 Act, collateralized by the underlying securities.

         Reverse Repurchase Agreements involve the sale of portfolio securities and an agreement to repurchase them from the buyer at a particular date and price. The Chapman US Treasury Money Fund will not enter into reverse repurchase agreements. The Chapman Institutional Cash Management Fund will use reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating portfolio securities during adverse market conditions when the income on the portfolio securities which would otherwise be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

         When The Chapman Institutional Cash Management Fund enters into a reverse repurchase agreement, its custodian will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest). The Fund will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund and the use of reverse repurchase agreements is considered a form of leveraging under the 1940 Act. Reverse repurchase agreements may involve the risk that the market value of the securities sold may decline below the price at which the Fund is obligated to repurchase. The Fund will enter into reverse repurchase agreements only with primary dealers in US Government securities.

INVESTMENT LIMITATIONS

         The Funds may not issue senior securities, borrow money or pledge or mortgage their assets, except as described below. The Funds may borrow money from banks for temporary purposes in amounts up to 25% of the current value of their total assets. The Chapman Institutional Cash Management Fund may enter into reverse repurchase agreements in accordance with its investment policies for temporary purposes and in amounts that combined with bank borrowings do not exceed 25% of the current value of its total assets. A Fund will not purchase additional portfolio securities while borrowings and reverse repurchase agreements exceed 5% of the Fund's total assets. The Funds may not lend money or securities except to the extent that investments may be considered loans.

         Because The Chapman US Treasury Fund will invest only in US Treasury securities, and repurchase agreements fully collateralized by US Treasury securities, it will not invest more than 25% of its assets in investments in any industry. The Chapman Institutional Cash Management Fund may not invest more than 5% of the current value of its total assets in any one issuer, except the US Government and its agencies and instrumentalities, and may not invest more than 25% of the current value of its total assets in securities of issuers conducting their principal business activities in the same industry. The Chapman Institutional Cash Management Fund reserves freedom of action to invest more than 25% of its assets in obligations of domestic branches of domestic banks. There is no limit on the portion of the Fund's assets which may be invested in obligations of US banks. The Fund may not invest more than 5% of its total assets in obligations of savings banks and savings and loan associations and not more than 25% of its total assets in obligations of US branches of foreign banks.

         Neither Fund may invest more than 10% of its net assets in securities that are not readily marketable, including securities restricted as to disposition under the Securities Act of 1933, repurchase agreements having maturities of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days and floating and variable rate obligations if the demand feature has a notice period of more than seven days.

         In addition to the foregoing limitations and the limitations described under "Other Investment Limitations" in the Prospectus, each of the Funds may not:

              (i) make short sales of securities, write put or call options or purchase securities on margin;

              (ii) underwrite securities of other issuers except to the extent that a Fund's purchase of certain investments from an issuer or an underwriter for the issue and subsequent disposition of such investments in accordance with the Fund's investment program may be deemed an underwriting;

              (iii) lend portfolio securities except to the extent that a reverse repurchase agreement may be deemed a loan of the securities which the Fund is obligated to repurchase;

              (iv) own more than 10% of the outstanding voting securities of any issuer;

              (v) purchase or sell real estate or real estate mortgage loans (other than securities secured by real estate or interests in real estate or securities of issuers that invest in real estate or interests in real estate);

              (vi) purchase or sell commodities or commodity contracts including futures contracts; or

              (vii) purchase securities of other investment companies (except as part of a merger, consolidation, reorganization or purchase of assets approved by the Fund's stockholders).

         If a percentage limitation set forth in the Prospectus or herein is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute a violation of the limitation.

                                   MANAGEMENT

BOARD OF DIRECTORS


         The Funds are managed by the Company's Board of Directors. All of the directors are members of minority groups. The Board of Directors approves all significant agreements between each Fund and other Series of the Company and between each Fund and persons who furnish services to the Funds, including the Funds' agreements with Chapman Capital Management, Inc., ("CCM") the Funds' investment adviser, and The Chapman Co., the Funds' distributor. There are no committees of the Board of Directors. The Board of Directors delegates to the Company's officers and CCM responsibility for day-to-day operations of the Funds. All of the officers of the Company are directors, officers or employees of CCM or The Chapman Co.


         Directors deemed to be "disinterested persons" of the Company for purposes of the 1940 Act are indicated in the chart below.


                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                                                                         FUND             OTHER
                                         POSITION HELD  TERM OF OFFICE AND       PRINCIPAL              COMPLEX       DIRECTORSHIPS
                                            WITH THE      LENGTH OF TIME       OCCUPATION(S)            OVERSEEN        HELD BY
NAME, ADDRESS AND AGE                       COMPANY          SERVED*         DURING PAST 5 YEARS       BY DIRECTOR      DIRECTOR




Dr. Glenda Glover, 48                      Director     Time Served -4 yrs     Dean of School of            6             None
World Trade Center-Baltimore                                                   Business, Jackson
401 East Pratt Street, 28th Floor                                              State University since
Baltimore, Maryland 21202                                                      1994. Chairperson of
                                                                               Accounting
                                                                               Department, Howard
                                                                               University from 1990
                                                                               through 1994.






Wilfred Marshall, 65                       Director     Term Served -10 yrs    Principal, Marshall          6             None
World Trade Center-Baltimore                                                   Enterprises, a retail
401 East Pratt Street, 28th Floor                                              management firm since 1994.
Baltimore, Maryland 21202                                                      Director, Mayor's Office
                                                                               of Small Business
                                                                               Assistance-City of
                                                                               Los Angeles 1981 to
                                                                               1994.




Berna Gunn-Williams, 67                    Director      Time Served -1 yr     President and CEO of         6             None
World Trade Center-Baltimore                                                   Scrupples, Inc., a
401 East Pratt Street, 28th Floor                                              janitorial and security
Baltimore, Maryland 21202                                                      firm located in
                                                                               Washington, D.C.,
                                                                               Former Chairperson
                                                                               of The District of
                                                                               Columbia Retirement
                                                                               Board from 1994 to
                                                                               1998.


                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                                                                         FUND             OTHER
                                         POSITION HELD  TERM OF OFFICE AND       PRINCIPAL              COMPLEX       DIRECTORSHIPS
                                            WITH THE      LENGTH OF TIME       OCCUPATION(S)            OVERSEEN        HELD BY
NAME, ADDRESS AND AGE                       COMPANY          SERVED*         DURING PAST 5 YEARS       BY DIRECTOR      DIRECTOR


David Rivers, 57                            Director    Time Served -6 yrs     Director of Community       6             None
World Trade Center-Baltimore                                                   Community
401 East Pratt Street, 28th Floor                                              Development Medical
Baltimore, Maryland 21202                                                      University of South
                                                                               Carolina
                                                                               Environmental
                                                                               Hazards Assessment
                                                                               Program since 1994;
                                                                               President, Research
                                                                               Planning and
                                                                               Management from
                                                                               1991 to 1994.





Earl U. Bravo, Sr., 53                      Secretary   Time Served -11 yrs    Secretary and               6             None
World Trade Center-Baltimore              and Assistant                        Assistant Treasurer
401 East Pratt Street, 28th Floor           Treasurer                          since 1997 of The
Baltimore, Maryland 21202                                                      Chapman Co.
                                                                               Mr. Bravo has been
                                                                               employed in various
                                                                               senior executive
                                                                               positions with The
                                                                               Chapman Co. and
                                                                               Chapman Capital
                                                                               Management, Inc.
                                                                               since 1990.



M. Lynn Ballard, 58                         Treasurer   Time Served -11yrs      Treasurer and               6             None
World Trade Center-Baltimore              and Assistant                        Assistant Secretary
401 East Pratt Street, 28th Floor           Secretary                          since 1997 of The
Baltimore, Maryland 21202                                                      Chapman Co..
                                                                               Ms. Ballard has been
                                                                               employed as a senior
                                                                               financial executive of
                                                                               The Chapman Co.
                                                                               and Chapman Capital
                                                                               Management, Inc.
                                                                               since 1990.




Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated in the chart below.


                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                                                                      FUND             OTHER
                                      POSITION HELD  TERM OF OFFICE AND       PRINCIPAL              COMPLEX       DIRECTORSHIPS
                                        WITH THE      LENGTH OF TIME       OCCUPATION(S)            OVERSEEN        HELD BY
NAME, ADDRESS AND AGE                   COMPANY          SERVED*         DURING PAST 5 YEARS       BY DIRECTOR      DIRECTOR

Nathan A. Chapman, Jr., 43**          President,     Time Served-12 yrs      President and              6        Serves as Chairman
World Trade Center-Baltimore          Director and                           Director since 1986                 of the  Board of
401 East Pratt Street, 28th Floor     Chairman of                            of The Chapman Co.                  eChapman, Inc.
Baltimore, Maryland 21202             the Board                              President and
                                                                             Director since 1988
                                                                             of Chapman Capital
                                                                             Management, Inc.


Dr. Benjamin Hooks, 76**              Director        Time Served-11 yrs     Executive Director         6             None
World Trade Center-Baltimore                                                 of the NAACP from
401 East Pratt Street, 28th Floor                                            1993 through 1997.
Baltimore, Maryland 21202                                                    President and CEO
                                                                             of Universal Life
                                                                             Insurance Co.
                                                                             Chairman of the
                                                                             Board of Directors
                                                                             of  Minact,
                                                                             Inc., an affliate of
                                                                             Job Corps.



* The directors of the Company serve until the next annual meeting of stockholders and until their successors are duly elected and qualify.


**       Mr. Chapman is deemed to be an "interested" director under the
Investment Company Act of 1940, as amended, because he owns 68% of the outstanding stock of eChapman, Inc., the parent company of CCM, the Funds' investment advisor, and The Chapman Co., the Funds' distributor; he is a director and officer of each of eChapman, Inc., CCM and The Chapman Co., and he controls eChapman, Inc., CCM and The Chapman Co.

***      Dr. Hooks is deemed to be an "interested" director under the Investment
Company Act of 1940, as amended, because he owns equity securities of eChapman, Inc., the parent company of CCM, the Funds' investment advisor, and The Chapman Co., the Funds' distributor.


DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED BY THE DIRECTOR

The following table represents the dollar range of equity securities beneficially owned by each director in the Fund and any registered investment company overseen by the director within the same family of investment companies of the Fund.

---------------------------------------------------------------------------------------------------------------------------
                                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED INVESTMENT
   NAME OF DIRECTOR                  DOLLAR RANGE OF EQUITY SECURITIES            COMPANIES OVERSEEN BY DIRECTOR IN FAMILY
                                               IN THE FUND                                OF INVESTMENT COMPANIES
---------------------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.                        $1 to $10,000                                   $1 to $10,000
---------------------------------------------------------------------------------------------------------------------------
Dr. Benjamin Hooks                                None                                            None
---------------------------------------------------------------------------------------------------------------------------
Dr. Glenda Glover                                 None                                            None
---------------------------------------------------------------------------------------------------------------------------
David Rivers                                      None                                            None
---------------------------------------------------------------------------------------------------------------------------
Berna Gunn-Williams                               None                                            None
---------------------------------------------------------------------------------------------------------------------------
Wilfred Marshall                                  None                                            None
---------------------------------------------------------------------------------------------------------------------------

Beneficial ownership is determined in accordarule 16a-1(a)(2) under the Exchange Act. This information is being provided as of December 31, 2001.

BENEFICIAL OWNERSHIP

         The following table represents the equity interest of those "disinterested directors" in securities of the investment adviser or principal underwriter.


                                      NAME OF OWNERS
                                            AND
                                       RELATIONSHIPS                                                 VALUE OF
          NAME OF DIRECTOR              TO DIRECTOR          COMPANY            TITLE OF CLASS      SECURITIES    PERCENT OF CLASS
Dr. Glenda Glover                          None                None                  None              None             None
David Rivers                               None                None                  None              None             None
Berna Gunn-Williams                        None                None                  None              None             None
Wilfred Marshall                           None                None                  None              None             None


Beneficial ownership is determined in accordance with rule 13d-3 or rule 16a-1(a)(2) under the Exchange Act. This information is being provided as of December 31, 2001.

EQUITY INTEREST

None of the "disinterested" directors held any material direct or indirect interest in equity securities of the investment adviser or the principal underwriter, in which the value exceeded $60,000, during the two most recently completed calendar years.

DIRECTORS AS OFFICERS OF THE COMPANY

None of the "disinterested" directors held the position of officer of the investment adviser or the principal underwriter, during the two most recently completed calendar years.

INVESTMENT ADVISORY CONTRACT APPROVAL

In approving the current agreement between CCM, the Funds' investment advisor and the Funds, the Board considered a number of factors, including the nature and quality of the services provided by CCM; the investment philosophy and investment approach as applied to the Funds by CCM; the investment management expertise of CCM in respect of the Funds' investment strategies; the personnel, resources and experience of CCM; the Funds' performance history and the management fees paid to CCM relative to those of mutual funds with similar investment objectives, strategies and restrictions; CCM's costs of providing services under the agreement; and ancillary benefits that CCM may receive from its relationship with the Funds.


The Company pays directors who are not officers of the Company a fee of $1,000 for each Board of Directors meeting attended and reimburses each such director for all out-of-pocket expenses relating to the attendance at meetings. Officers of the Company do not receive compensation from the Company.

COMPENSATION TABLE-FISCAL YEAR 2001

                                                                                                                TOTAL
                                                             RETIREMENT OR                                  COMPENSATION
                                                                PENSION                                     FROM COMPANY
                                           AGGREGATE        BENEFITS ACCRUED           ESTIMATED              AND FUND
                                         COMPENSATION          AS PART OF                ANNUAL              COMPLEX (2
                                             FROM               COMPANY              BENEFITS UPON         COMPANIES) PAID
NAME OF PERSON/POSITION                    COMPANY              EXPENSES               RETIREMENT           TO DIRECTORS
-----------------------                  ------------       ----------------         --------------       ---------------
Nathan A. Chapman, Jr.                       None                   None                  None                  None
President, Director, Chairman of
the Board

Dr. Glenda Glover                           $4,000                  None                  None                 $4,000
Director

Dr. Benjamin Hooks                          $3,000                  None                  None                 $3,000
Director

Berna Gunn-Williams                         $4,000                  None                  None                 $4,000
Director

David Rivers                                $4,000                  None                  None                 $4,000
Director

Wilfred Marshall                            $4,000                  None                  None                 $4,000
Director

         Under the Company's charter and Maryland law, directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its directors and officers against liabilities unless it is proven that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the 1940 Act that no director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

         Because other series of the Company have in place certain distribution arrangements that are regulated by the 1940 Act, the directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the directors who are not "interested persons" of the Company.

The Company, Chapman Capital Management and the Chapman Co. have adopted a code of ethics in accordance with the requirements of rule 17j-1(a) under the 1940 Act. The code prohibits all officers or employees of The Company, Chapman Capital Management and The Chapman Co. and their respective affiliates or subsidiaries from engaging (with certain exceptions) in any securities transactions without approval. In addition, directors of The Chapman Funds who are deemed to be "interested persons" in The Company for purposes of the 1940 Act are prohibited (with certain exceptions) from engaging in any securities transactions without prior approval when the director has knowledge that the security is being either decreased or sold by a series for purchase or sale by a series. The Company's Code of Ethics is on public file with, and available from, the Commission.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following table sets forth, to the Company's knowledge, the name, address and percentage of the outstanding shares of the Fund owned beneficially by each person who owned beneficially 5% or more of the outstanding common stock as of January 31, 2002.

NAME AND ADDRESS OF BENEFICIAL OWNER            ADDRESS                                 TOTAL SHARES                %
------------------------------------            -------                                 ------------                -
City of Philadelphia                            640 MSB, 1404 JFK Boulevard              60,000,000                 69%
                                                Philadelphia, PA 19102-1681



Maryland Teachers and State Employees           6 St. Paul Street, Suite 200             10,239,855                 12%
Supplemental Retirement Agency                  Baltimore, MD  21202


State Treasurer of Mississippi                  PO Box 138                                5,000,000                  6%
                                                Jackson, MS 39205


All Directors and Officers                      401 E. Pratt Street                                                   %*
of the Fund as a Group                          Suite 2800                                      275
                                                Baltimore, MD 21202

*    Indicates less than 1%

         Because the City of Philadelphia owns 69% of the issued and outstanding common stock of The Chapman US Treasury Money Fund, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

         There were no shares of The Chapman Institutional Cash Management Fund outstanding as of January 31, 2002.

THE INVESTMENT ADVISOR

         CCM, the Funds' investment adviser, has been retained under an advisory and administrative services agreement ("Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of each Fund in accordance with each Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. CCM was established in 1988 and is located at the World Trade Center-Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

         CCM is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc., which is structured as a holding company of CCM. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940
Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of CCM.



The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of CCM:

NAME AND                                           POSITION WITH CCM                           POSITION WITH COMPANY
PRINCIPAL BUSINESS ADDRESS                         -----------------                           ---------------------
--------------------------
Nathan A. Chapman, Jr................           President and Director           President, Director and Chairman of the Board


Earl U. Bravo, Sr....................           Secretary and Assistant          Secretary and Assistant Treasurer
                                                Treasurer


M. Lynn Ballard......................           Treasurer and Assistant          Treasurer and Assistant Secretary
                                                Secretary


         CCM has sole investment discretion for the Funds and makes all decisions affecting assets in the Funds' portfolios under the supervision of the Company's Board of Directors and in accordance with each Fund's stated policies. CCM selects investments for each Fund and places purchase and sale orders on behalf of the Funds. CCM receives from each Fund an advisory fee at an annual rate of .5% of each Fund's average daily net assets and an administration fee of ..1% of each Fund's average daily net assets. Both fees are calculated daily and paid monthly. For the fiscal years ended October 31, 2001, 2000, and 1999, CCM received management and administrative fees of $419,514 and $83,903, $257,755 and $51,551, and $432,883 and $86,577, respectively, from The Chapman US Treasury Money Fund. CCM reimbursed expenses for The Chapman US Treasury Money Fund for the years ended October 31, 2001, 2000, and 1999, respectively, amounting to $188,998, $154,566, and $127,238, respectively.

         During fiscal year 1991, The Chapman Institutional Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. There has been no activity, including subscriptions for purchases of shares, in The Chapman Institutional Cash Management Fund since that time. However, The Chapman Institutional Cash Management Fund is still authorized to sell shares to investors meeting the qualifications of the Fund's Prospectus.

         The Investment Advisor has contractually agreed to limit annual expenses (excluding income, excise and other taxes and extraordinary expenses) to be more than .53% of average daily net assets until December 31, 2010. However, CCM's obligation is limited to the total of its advisory and administration fees. Prior to March 17, 2001, CCM agreed to limit the Fund's expenses to .65% of average daily net assets on an annual basis.

         In connection with the provision of advisory services, CCM will obtain and provide investment research and will supervise each Fund's investments each conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Funds' assets. CCM will place orders for the purchase and sale of portfolio securities and will solicit brokers, including The Chapman Co., to execute transactions in accordance with the Company's policies and restrictions regarding brokerage allocations. CCM will furnish to the Company such statistical information with respect to the investments, which the Fund may hold or contemplate purchasing as the Company may reasonably request. Further, CCM will supply office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing services, executive and other administrative services; provide stationery and office supplies; prepare reports to the Fund's stockholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; calculate the net asset value of each Fund's shares; provide persons to serve as the Company's officers and generally assist in all aspects of the Company's operations. CCM will pay for its own costs in providing the above listed services.

The Company is comprised of the following Series:

         The Chapman U.S. Treasury Money Fund
         The Chapman Institutional Cash Management Fund
         DEM Equity Fund
         DEM Index Fund
         DEM Multi-Manager Equity Fund
         DEM Multi-Manager Bond Fund
         DEM Fixed Income Fund

Currently, the Fund and DEM Equity Fund are the only Series of the Company that are active. The Investment Advisor acts as investment advisor to each Series of the Company. The fees of the Investment Advisor are separately charged to each Series pursuant to the separate investment advisory agreement applicable to that Series

DISTRIBUTOR AND PRINCIPAL UNDERWRITER

         The Chapman Co., the Funds' distributor, is a registered broker-dealer and a member of the NASD. The Chapman Co. is located at the World Trade Center-Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. The offering of each Fund's shares is continuous.

         The Chapman Co. acts as exclusive underwriter of the Funds on a best efforts basis. The Chapman Co. sells shares to investors without a sales charge. It receives no commissions, expenses or other compensation from the Company. It may pay commissions to its sales representatives or to other broker-dealers for sales of Fund shares. Listed below are persons affiliated with both the Funds and The Chapman Co.

NAME AND PRINCIPAL BUSINESS ADDRESS             POSITION WITH THE CHAPMAN CO.                      POSITION WITH COMPANY
-----------------------------------             -----------------------------                      ---------------------
Nathan A. Chapman, Jr.                          President and Director                             President, Director and
The Chapman Co.                                                                                    Chairman of the Board
401 E. Pratt St.
28th Floor
Baltimore, MD 21202



Earl U. Bravo, Sr.                              Secretary and Assistant Treasurer                  Secretary and Assistant
The Chapman Co.                                                                                    Treasurer
401 E. Pratt St.
28th Floor
Baltimore, MD 21202



M. Lynn Ballard                                 Treasurer and Assistant Secretary                  Treasurer and Assistant
The Chapman Co.                                                                                    Secretary
401 E. Pratt Street
28th Floor
Baltimore, MD 21202

CUSTODIAN

         UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian of the Funds. Under the Custody Agreement, the Bank has agreed to: (1) maintain a separate account or accounts in the name of each of the Funds; (2) receive, hold and deliver portfolio securities for the account of the Funds; (3) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (4) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (5) make periodic reports to the Board of Directors concerning the Funds' operations.

TRANSFER AGENT

         CCM also serves as transfer agent and dividend paying agent pursuant to a Shareholder Services Agreement. Under the agreement, CCM has agreed to: (1) purchase and redeem shares of the Funds for stockholders; (2) maintain stockholder accounts; (3) distribute dividends in accordance with stockholder elections; (4) transmit communications by the Company to its stockholders of record, including reports to stockholders and proxy materials for meetings of stockholders, and (5) make periodic reports to the Company. For its services under the Agreement, the Transfer Agent will be compensated $18.00 per account, with a monthly minimum of $1,500 per Fund excluding out-of-pocket expenses. For the fiscal years ended October 31, 2001, 2000 and 1999, the US Treasury Fund has paid CCM $17,255, $23,676, and $24,645, respectively for its services under the Shareholders Services Agreement.

                               PURCHASE OF SHARES

         Shares of each Fund may be purchased by telephone and bank wire and by mail as described in the Prospectus.

         Each Fund's shares are sold at the net asset value per share of the Fund next determined after an order is accepted by CCM, as the Funds' transfer agent, and federal funds are received by CCM. Stockholders begin earning dividends on the day following the day on which the purchase order for the shares is effective; provided, however, that if the investor notifies the Fund by 12:00 p.m. (Eastern Time) of its intention to wire payment and such wire payment is received by the CCM by 4:00 p.m. (Eastern Time) the same day, stockholders begin earning dividends on the same day the shares are purchased. Payments transmitted by check will normally be converted to federal funds by CCM, as agent for the investor, within one business day for checks drawn on a member bank of the Federal Reserve System, at which time the purchase would normally become effective. It will take longer for most other checks. All checks are accepted subject to collection at full face value in US funds and must be drawn in US dollars on a US bank. If purchases are made by check, redemption of such shares will not be effective, and the redemption proceeds will not be available, until the check has cleared, which may take up to 15 days. Shares will continue to accrue dividends during this period.

                                    EXCHANGES

         Shares of one Fund may be exchanged at net asset value for shares of the other Fund without charge. An exchange may be made by telephone as set forth in the Prospectus. An exchange may also be made by mail and must be made by mail if a new account must be opened or the accounts are not identically registered.

         An exchange may be made by letter to The Chapman Funds at the address set forth on the cover page of the Prospectus. The letter should be addressed to the Fund whose shares are being exchanged and should include names and numbers for both accounts and the amount being exchanged. The letter must be signed by all registered owners. If the accounts are not identically registered, the signatures must be guaranteed. If a shareholder does not have an account with each Fund, the letter must be accompanied by an application.

         An exchange of shares will be effected at the net asset value per share of each Fund next determined after receipt by CCM of a request for exchange in proper form, including all stock certificates, stock powers, appropriate signatures, signature guarantees and other documentation as may be required by CCM.

                              REDEMPTION OF SHARES

         Shares of each Fund may be redeemed by telephone or wire as described in the Prospectus. Shares may also be redeemed by mail, and must be redeemed by mail, if the proceeds are to be sent to anyone other than the stockholder or to any bank account or address not specified in the application.

         Written requests for redemption must be signed by the registered stockholder. If the proceeds are paid to anyone other than the registered stockholder or sent to any address other than the stockholder's registered address or pre-designated bank account, signatures must be guaranteed.

         CCM will wire the redemption proceeds to a bank account at a commercial bank designated by the stockholder in the redemption request, if the stockholder so requests, or will mail a check to the address specified in the redemption request, if any required signature guarantee is provided.

         Signature guarantees must be by a national bank, a state bank or trust company or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchanges. Signature guarantees by a savings bank, savings and loan association or notary public are not acceptable.

         All requests for redemption should be sent to The Chapman Funds at the address set forth on the cover page of the Prospectus.

         For redemption requests received prior to 12:00 p.m. (Eastern Time) on any business day, the redemption proceeds normally will be available for payment to the shareholder on the same day. For redemption requests received after 12:00 p.m. (Eastern Time), redemption proceeds normally will be available for payment to the shareholder on such next business day.

         The Funds will attempt to make payment for all redemptions within one business day, but in no event later than seven days after receipt of a redemption request in proper form. The Funds reserve the right to suspend redemptions or postpone the day of payment for more than seven days in any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), or when trading on that Exchange is restricted or any emergency exists, as determined by the Securities and Exchange Commission, which may make disposal of investments or determination of net asset value not reasonably practicable, or for such other periods as the Commission by order may permit for the protection of investors.

         If payment for shares is made by check, the Funds will not effect redemptions and redemption proceeds will not be available until the check has cleared, which may take up to 15 days. This provision will apply to certified and cashier's checks. Shares will continue to accrue dividends during this period.

                             PORTFOLIO TRANSACTIONS

         CCM is responsible for decisions to buy or sell securities and the selection of broker-dealers for the Funds subject to policies adopted by the Company's Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market maker or may be purchased in broker's transactions. If securities are sold prior to maturity, they may be sold directly to an issuer or dealer or in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

         The Company's policy for placing orders for purchases and sales of securities for the Funds is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

         The Chapman Co. may effect brokerage transactions for the Funds when it is able to provide a net price and execution at least as favorable to the Funds as those determined to be available from unaffiliated brokers or dealers. The commissions paid to The Chapman Co. on transactions for the Funds may not exceed those charged by The Chapman Co. to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the Securities and Exchange Commission. The Board of Directors of the Company has adopted procedures, which it will review annually, intended to ensure compliance with these limitations. The procedures require that The Chapman Co. report each transaction to the Company and that the Board of Directors determine at least quarterly that all transactions effected by The Chapman Co. have been effected in accordance with the procedures. The Company has paid no commissions to The Chapman Co. in any of the past three fiscal years.

         When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Funds or CCM. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit CCM in the management of accounts of other clients and may not benefit the Funds directly. While such services are useful and important in supplementing its own research, CCM believes the value of such services is not determinable and does not significantly reduce its expenses. The fees payable to CCM will not be reduced by the value of such services.

         CCM and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may invest and may have relationships with the issuers of securities purchased by a Fund.

         Investment decisions for each Fund are made independently from those for other accounts advised by CCM.

         CCM's other accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and the other Fund or account, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund and the other Fund or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund. To the extent permitted by law, the securities to be sold or purchased for a Fund may be aggregated with those to be sold or purchased for the other Fund or accounts in order to obtain best execution.

                                 NET ASSET VALUE

         The net asset value of shares of each of the Funds is determined each day as of the close of trading on the New York Stock Exchange, presently 4:00 p.m. (Eastern Time). The New York Stock Exchange is scheduled to be open Monday through Friday except for certain Federal and other holidays. Currently, those days include: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The amortized cost method is used to determine the value of each Fund's portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost initially and thereafter amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if the security were sold. During such periods, the yield to investors in a Fund may differ somewhat from that obtained in a similar entity which uses market value to value its portfolio instruments.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 days or less and invest only in US dollar denominated instruments that the Company's Board of Directors determines present minimal credit risks, and which are eligible securities (as defined in Rule 2a-7) at the time of acquisition. In addition, The Chapman Institutional Cash Management Fund will invest at least 95% of its total assets in eligible securities which are rated in the highest rating category for short-term debt obligations as provided in Rule 2a-7, and will not invest more than 5% of its total assets in securities (other than US Government securities) issued by any one issuer. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Board of Directors at appropriate intervals to determine whether each Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing stockholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                                    DIVIDENDS

         Daily dividends declared by each Fund include net investment income and net realized short-term capital gain, if any. Net investment income consists of interest accrued and discount earned on each Fund's securities (including original issue and market discount) less amortization of market premium on securities and accrued expenses of the Fund. It is not expected that either Fund will realize net long-term capital gains or loss. As stated in the Prospectus, it is intended that each Fund will maintain a net asset value per share at $1.00.

         As a result of a significant expense or realized or unrealized loss incurred by a Fund, it is possible that the Fund's net asset value per share may fall below $1.00. Should a Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the income of the Fund for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy with respect to the Fund or to revise it in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on the income of the Fund. Such expense or loss may result in a stockholder's receiving no dividends for the period in which it holds shares of the Fund and in its receiving upon redemption a price per share lower than that which it paid.

                                      TAXES

         Qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that each Fund (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities, loans and gains from the sale or other disposition of stock or certain securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, US Government securities, securities of other regulated investment companies and investments in other securities which with respect of any one issuer, do not represent more than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of (a) any one issuer (other than US Government securities) or the securities of other regulated investment companies; or (b) two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses. These percentage limitations are necessary for qualification under Subchapter M and are separate and apart from the percentage limitations in
Section 5(b)(1) of the 1940 Act.

         If, in any taxable year, a Fund should not qualify as a regulated investment company under the Code (a) the Fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without deduction for dividends or other distributions to stockholders, and (b) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to stockholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends).

                                      YIELD

         The Company makes available yield quotations based upon the seven-day period ended on the date of calculation for each Fund. In arriving at such quotations, the Company first determines the net change during the period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period (such net change being inclusive of the value of any additional shares issued in connection with distributions of net income as well as net income accrued on both the original share and any such additional shares but exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation), then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.

         In addition, the Company may make available for the Funds "effective yield" quotations, computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

         On January 31, 2001, the Company's annualized seven day yield was 5.35%. Yield quotations are based on historical earnings and are not intended to indicate future performance or forecast the dividend per share of a Fund.

                                  CAPITAL STOCK

         The Company is an open-end management investment company, known as a series fund, which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for tax and other purposes. The Company was incorporated under the laws of the State of Maryland on November 22, 1988.

         The Company's charter authorizes the Board of Directors to issue 10 billion full and fractional shares of common stock, par value, $.001 per share, of which one billion are designated The Chapman US Treasury Money Fund and one billion are designated The Chapman Institutional Cash Management Fund.

         The Board has the power to classify and reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board of Directors may similarly classify or reclassify any class of its shares into one or more series and, without stockholder approval, may increase the number of authorized shares of the Company. All shares of the Funds, when issued, will be fully paid and nonassessable.

         All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class.

         Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

         Each share of a Fund is entitled to such dividends and distributions out of the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors. In determining a Fund's net asset value, each Fund is charged with the direct expenses of that Fund and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Funds at the time of allocation.

         In the event of the liquidation or dissolution of the Company, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the various Series, of any general assets not attributable to a particular series that are available for distribution.

         Subject to the provisions of the Company's charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Series are conclusive.

         Stockholders of the Company are not entitled to any preemptive or conversion rights.

                             COUNSEL TO THE COMPANY

         Venable, Baetjer and Howard, LLP, Baltimore, Maryland is counsel to the Company. Venable, Baetjer and Howard, LLP also acts as counsel to CCM, the Funds' investment adviser, and The Chapman Co., the Funds' distributor.

                              INDEPENDENT AUDITORS

         Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103 serves as the Company's independent auditors. Ernst & Young LLP provides audit services and assistance in connection with filings with the SEC.

                              FINANCIAL STATEMENTS


         The financial statements of the Chapman U.S. Treasury Money Fund for the year ended October 31, 2001 and the Report of Ernst & Young LLP, Independent Auditors are set forth in the Chapman U.S. Treasury Money Fund's 2001 Annual Report to stockholders and are incorporated herein by reference. To request a copy of the Chapman U.S. Treasury Money Fund financial statements, at no charge, contact the administrator at Chapman Capital Management, Inc. at (800) 752-1013, or write Chapman Capital Management, Inc., Attn.: Administrator, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

                            PART C. OTHER INFORMATION

Item 23.  Exhibits.

         (a)      Financial Statements:
                           Part A:  Financial Highlights
                           Part B:  None
                           Part C:  None
                           See Registrant's 1999 Annual Report to Stockholders filed December 30, 1999

         (b)      Exhibits:

         Exhibit
         Number                                                 Description
         1(A)           Articles of Incorporation of the Registrant (1)

         1(B)           Articles Supplementary of the Registrant dated July 28, 1997 (2)

         1(C)           Articles of Amendment of the Registrant dated February 12, 1998 (3)

         1(D)           Articles Supplementary of the Registrant dated February 12, 1998 (3)

         1(E)           Articles Supplementary of the Registrant dated February 12, 1998 (3)

         1(F)           Articles Supplementary of the Registrant dated May 8, 1998 (4)

         1(G)           Articles of Amendment of the Registrant dated May 11, 1998 (4)

         1(H)           Articles Supplementary of the Registrant dated June 1, 1998 (1)

         2              Amended and Restated Bylaws of the Registrant dated July 18, 1997 (2)

         3(A)           Form of Stock Certificate (The Chapman U.S. Treasury Money Fund) (1)

         3(B)           Form of Stock Certificate (The Chapman Institutional Cash Management Fund) (1)

         3(C)           Form of Stock Certificate (DEM Equity Fund, Investor Class) (1)

         3(D)           Form of Stock Certificate (DEM Equity Fund, Institutional Class) (1)

         3(E)           Form of Stock Certificate (DEM Index Fund, Investor Class) (1)

         3(F)           Form of Stock Certificate (DEM Index Fund, Institutional Class) (1)

         3(G)           Form of Stock Certificate (DEM Fixed Income Fund, Investor Class) (1)

         3(H)           Form of Stock Certificate (DEM Fixed Income Fund, Institutional Class) (1)


         3(I)           Form of Stock Certificate (DEM Multi-Manager Equity Fund, Investor Class) (5)

         3(J)           Form of Stock Certificate (DEM Multi-Manager Equity Fund, Institutional Class) (5)

         3(K)           Form of Stock Certificate (DEM Multi-Manager Bond Fund, Investor Class) (6)

         3(L)           Form of Stock Certificate (DEM Multi-Manager Bond Fund, Institutional Class) (6)

         4(A)           Advisory and Administrative Services Agreement between the Registrant and Chapman Capital
                        Management (The Chapman US Treasury Money Fund and The Chapman Institutional Cash
                        Management Fund) (2)

         4(B)           Advisory and Administrative Services Agreement between the Registrant and Chapman Capital
                        Management, Inc. (DEM Equity Fund) (3)

         4(C)           Amendment to Advisory and Administrative Services Agreement between the Registrant and
                        Chapman Capital Management, Inc. (The Chapman US Treasury Money Fund and The Chapman
                        Institutional Cash Management Fund) (3)

         4(D)           Advisory and Administrative Services Agreement between the Registrant and Chapman Capital
                        Management, Inc. (DEM Index Fund) (4)

         4(E)           Advisory and Administrative Services Agreement between the Registrant and Chapman Capital
                        Management, Inc. (DEM Fixed Income Fund) (1)

         4(F)           Advisory and Administrative Services Agreement between the Registrant and Chapman Capital
                        Management, Inc. (DEM Multi-Manager Equity Fund) (5)

         4(G)           Form of Sub-Advisory Agreement between Chapman Capital Management, Inc. and the various sub-advisers of the Registrant as set forth on Appendix 1 thereto.  (DEM Multi-Manager
                        Equity Fund)  (Fee information redacted pursuant to Order under Section 6(c) of the
                        Investment Company Act, Rule 18f-2 under the Act, and certain disclosure requirements,
                        Investment Company Act Release No. 42002, September 8, 1999) (8)

         4(H)           Advisory and Administrative Services Agreement between the Registrant and Chapman Capital
                        Management, Inc. (DEM Multi-Manager Bond Fund) (6)

         4(I)           Form of Sub-Advisory Agreement between Chapman Capital Management, Inc. and the various sub-advisers of the Registrant as set forth on Appendix 1 thereto.  (DEM Multi-Manager
                        Bond Fund)  (Fee information redacted pursuant to Order under Section 6(c) of the
                        Investment Company Act, Rule 18f-2 under the Act, and certain disclosure requirements,
                        Investment Company Act Release No. 42002, September 8, 1999) (7)

         4(J)           Amended and Restated Expense Limitation Agreement dated March 17, 2000 between Chapman
                        Capital Management, Inc. and The Chapman Funds, Inc. (8)

         4(K)           Amendment No. 2 dated February 28, 2002 to Amended and Restated Expense Limitation
                        Agreement dated November 9, 2000 between Chapman Capital Management, Inc. and The Chapman
                        Funds, Inc. (9)


         5(A)           Distribution Agreement between the Registrant and The Chapman Co. (The Chapman US Treasury
                        Money Fund and The Chapman Institutional Cash Management Fund) (2)

         5(B)           Distribution Agreement between the Registrant and The Chapman Co. (DEM Equity Fund) (3)

         5(C)           Amendment to Distribution Agreement between the Registrant and The Chapman Co. (The
                        Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (3)

         5(D)           Distribution Agreement between the Registrant and The Chapman Co. (DEM Index Fund) (4)

         5(E)           Distribution Agreement between the Registrant and The Chapman Co. (DEM Fixed Income Fund) (1)

         5(F)           Distribution Agreement between the Registrant and The Chapman Co. (DEM Multi-Manager
                        Equity Fund) (5)

         5(G)           Distribution Agreement between the Registrant and The Chapman Co. (DEM Multi-Manager Bond
                        Fund) (6)

         7(A)           Custody Agreement between the Registrant and UMB Bank, N.A. (1)

         7(B)           Investment Company Services Agreement between the Registrant and PFPC, Inc. (formerly
                        First Data Investor Services Group) (The Chapman US Treasury Money Fund and DEM Equity
                        Fund) (2)

         7(C)           Amendment to Investment Company Services Agreement between the Registrant and PFPC, Inc.
                        (formerly First Data Investor Services Group) (6)

         7(D)           Appendix B to Investment Company Services Agreement between the Registrant and PFPC, Inc.
                        (formerly First Data Investor Services Group)

         8(A)           Stockholder Services Agreement between the Registrant and Chapman Capital Management, Inc.
                        (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (1)

         8(B)           Service Mark Licensing Agreement between the Registrant and Nathan A. Chapman, Jr. (6)

         10             Consent of Independent Auditors (9)


         13(A)          Distribution Plan (DEM Equity Fund Investor Shares) (3)

         13(B)          Distribution Plan (DEM Equity Fund Institutional Shares) (3)

         13(C)          Distribution Plan (DEM Index Fund Investor Shares) (4)

         13(D)          Distribution Plan (DEM Index Fund Institutional Shares) (4)

         13(E)          Distribution Plan (DEM Fixed Income Fund Investor Shares) (1)

         13(F)          Distribution Plan (DEM Fixed Income Fund Institutional Shares) (1)

         13(G)          Distribution Plan (DEM Multi-Manager Equity Fund Investor Shares) (5)

         13(H)          Distribution Plan (DEM Multi-Manager Equity Fund Institutional Shares) (5)

         13(I)          Distribution Plan (DEM Multi-Manager Bond Fund Investor Shares) (6)

         14(J)          Distribution Plan (DEM Multi-Manager Bond Fund Institutional Shares) (6)

         14(A)          Multiple Class Plan (DEM Equity Fund) (3)

         14(B)          Multiple Class Plan (DEM Index Fund) (4)

         14(C)          Multiple Class Plan (DEM Fixed Income Fund) (1)

         14(D)          Multiple Class Plan (DEM Multi-Manager Equity Fund) (5)

         14(E)          Multiple Class Plan (DEM Multi-Manager Bond Fund) (6)

         15(A)          Code of Ethics (8)

         99.1           Power of Attorney (9)


(1) Incorporated by reference from Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on June 12, 1998.

(2) Incorporated by reference from Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on August 7, 1997.

(3) Incorporated by reference from Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on March 2, 1998.

(4) Incorporated by reference from Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on May 29, 1998.

(5) Incorporated by reference from Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on September 30, 1998.

(6) Incorporated by reference from Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on July 15, 1999.

(7) Incorporated by reference from Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on February 29, 2001.

(8) Incorporated by reference from Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on December 30, 1999.

(9)      Filed herewith.

Item 24. Persons Controlled by or under Common Control with the Registrant.

None.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant's Articles of Incorporation,
Article IV of the Registrant's By-laws, Section 7 of the Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. and Section 4 of the Distribution Agreement between the Registrant and the Distributor, which provide for indemnification or limitation of the liability of Directors and officers, the Investment Advisor, the principal underwriter and affiliates of the Registrant.

The Registrant has obtained director's and officer's liability insurance which will insure Directors and officers of the Registrant against liability to the Registrant and its stockholders.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor.

--------------------------------------------------------------------------------------------------------------
Name and                           Position with Investment Advisor      Business, profession, vocation or
Principal Business Address                                               employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner of
                                                                         the Sub-Adviser, is or has been
                                                                         engaged within the last two fiscal
                                                                         years for his or her own account or
                                                                         in the capacity of director, officer,
                                                                         employee, partner or trustee.
--------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.             Director and President                President and Director of The
401 E. Pratt St.                                                         Chapman Co. since 1986.  President
28th Floor                                                               of eChapman.com since 1999
Baltimore, MD 21202
--------------------------------------------------------------------------------------------------------------
M. Lynn Ballard                    Treasurer and Assistant Secretary     Treasurer and Assistant Secretary
401 E. Pratt Street                                                      since 1997 of The Chapman Co.
28th Floor
Baltimore, Maryland  21202
--------------------------------------------------------------------------------------------------------------
Earl U. Bravo                      Director                              Secretary and Assistant Treasurer
401 E. Pratt Street                                                      since 1997 of The Chapman Co.
28th Floor                                                               Director, Senior Vice President,
Baltimore, MD  21202                                                     Secretary and Assistant Treasurer
                                                                         of eChapman.com since 1999.
--------------------------------------------------------------------------------------------------------------

Item 27. Principal Underwriter.

         (a)      Not applicable.

         (b)      Directors and Officers

                              POSITIONS AND OFFICES

------------------------------------------------------------------------------------------------------------
Name and                              With                                With
Principal Business Address            Underwriter                         Registrant
------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.                President, Director and Chairman    President, Director and Chairman
The Chapman Co.                       of the Board                        of the Board
401 East Pratt Street
28th Floor
Baltimore, MD 21202
------------------------------------------------------------------------------------------------------------
Earl U. Bravo, Sr.                    Senior Vice President, Secretary    Secretary and Assistant Treasurer
The Chapman Co.                       and Assistant Treasurer
401 East Pratt Street
28th Floor
Baltimore, MD 21202
------------------------------------------------------------------------------------------------------------
M. Lynn Ballard                       Treasurer and Assistant Secretary   Treasurer and Assistant Secretary
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, MD 21202
------------------------------------------------------------------------------------------------------------

Item 28. Location of Accounts and Records.

                  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Chapman Capital Management, Inc., 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202 or at the offices of PFPC, Inc., Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment No. 27 and amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on February 28, 2002.

                                                 THE CHAPMAN FUNDS, INC.


                                                 By: /S/ NATHAN A. CHAPMAN, JR.
                                                     ---------------------------
                                                     Nathan A. Chapman, Jr.
                                                     President


                  Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                              TITLE                               DATE
---------                                              -----                               ----

/S/ NATHAN A. CHAPMAN, JR.                             President and Director              February 28, 2002
-------------------------------------                  (principal executive officer)
Nathan A. Chapman, Jr.


/S/ M. LYNN BALLARD                                    Treasurer (principal financial      February 28, 2002
-------------------------------------                  and accounting officer)
M. Lynn Ballard

Each of the Directors:
   Nathan A. Chapman, Jr.     Dr. Glenda Glover
   Berna Gunn-Williams        David Rivers
   Dr. Benjamin Hooks
   Wilfred Marshall


By: /S/ NATHAN A. CHAPMAN, JR.                                                             February 28, 2002
    ---------------------------------
    Nathan A. Chapman, Jr.
    as Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit Number                Description

4(K) Amendment No. 2 dated February 28, 2002 to Amended and Restated Expense Limitation Agreement dated November 9, 2000 between Chapman Capital Management, Inc. and The Chapman Funds, Inc.

10                Consent of Independent Auditors

99.1              Power of Attorney